                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09084

                                 The Weiss Fund
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          7111 Fairway Drive, Suite 102
                          Palm Beach Gardens, FL 33418
                -----------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Jeffrey B. Wilson, Esq.
                          7111 Fairway Drive, Suite 102
                          Palm Beach Gardens, FL 33418
                -----------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 561-515-8558

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

THE WEISS FUND
A LETTER FROM THE PRESIDENT                                    December 31, 2004
Dear Shareholder,

     Let me take this opportunity to thank you for your confidence in Weiss and for entrusting us with your investment. It is with pleasure that I present the Annual Report for the twelve months ended December 31, 2004 for The Weiss Treasury Only Money Market Fund.

     The trend of solid domestic growth, healthy retail sales, and higher corporate earnings that began in 2003 spilled over into 2004 as we expected. These factors appeared to give investors more confidence, witnessed by two year highs in the Conference Board's Consumer Sentiment Index(1). Indeed, the broad equity markets managed to produce double-digit returns(2), thanks to a surge late in the year, as inflation fears subsided and the U.S. presidential election went off without incident.

     Fixed-income markets had a surprisingly positive year despite five Federal Reserve Board short-term interest rate hikes since June 30, 2004. As we mentioned in our semi-annual report to you in July, bond prices tumbled in the second quarter as strong labor market data helped fuel inflation expectations. However, the spike in long-term interest rates proved to be short-lived, as slower than expected GDP growth and moderating employment figures in the second half of the year led investors to reassess the degree of expected inflation. In fact, despite five Fed tightenings, surging commodity prices and a falling U.S. dollar in 2004, the yield on the U.S. 10-year Treasury bond stood at 4.22% on December 31, 2004, three basis points LOWER than where it was on December 31, 2003(3).

     After a year of inaction, the Federal Reserve was back in play in 2004. In order to combat future inflation as the economy gained traction, the Fed raised short-term interest rates a total of five times, all coming in the latter part of the year. The Fed Funds rate ended 2004 at 2.25%, up from a multi-decade low of 1.00% in 2003. Indeed, we had been concerned for some time that the Fed was possibly behind the curve by keeping short-term rates so low, especially as economic data was showing improved upward momentum by the summer of 2003. Our concern over rising short-term rates led to our conservative management of your Treasury Only Money Market Fund. Based on our expectations of rising short-term rates, we managed the Fund by keeping the average weighted maturity of the portfolio low, in fact, rarely did the average maturity of the Fund exceed 45 days(4) over the course of the year. This conservative investment policy benefited the Fund, especially in the latter part of the 2004, as short-term rates began moving rapidly higher. As the year came to an end, the Fund's 7-day yield stood at 1.25%, up significantly from the 7-day yield of 0.29% on December 31, 2003.

---------------

(1) The index rose above 100 for the first time in two years in 2004, with a month-end reading of 102.30 on December 31, 2004.

(2) The S&P 1500 Supercomposite Index -- comprised of the 1,500 US companies found in the S&P 400, 500, and 600 -- was up 11.79% in 2004. Source:
    Bloomberg.

(3) The yield on the 10-year Treasury was 4.25% on December 31, 2003.

(4) The Fund must, at all times, maintain an average weighted maturity of 90 days or less.

     As we head into 2005, we expect the Federal Reserve will continue to raise short-term interest rates. Indeed, the minutes of their December 14, 2004 policy meeting indicated concern about the current low level of short-term interest rates relative to where they would most likely need to be in order to keep inflation under control. Higher short-term interest rates are a positive for the Fund, as we attempt to take advantage of a rising rate environment by rolling funds into Treasuries with higher yields, thereby increasing the yield of the Fund.

     The goal of the Weiss Treasury Money Market Fund will remain unchanged: To seek maximum current income consistent with preservation of capital. We seek to achieve this goal each day by investing exclusively in U.S. Treasury securities, which are direct obligations of the U.S. Treasury, repurchase agreements secured by such obligations, and other funds that invest primarily in Treasuries.

     As always, we look forward to continuing to serve your interests in the future. Should you have any questions about the Weiss Fund, please call upon a Fund representative at 800-430-9617.

Sincerely,

/s/ Dana Nicholas

Dana Nicholas
President
The Weiss Fund

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF NET ASSETS, DECEMBER 31, 2004

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                       PAR (000)       VALUE
---------------------------------------                       ---------    ------------
U.S. TREASURY BILLS -- 66.0%
  1.680%, 01/06/2005........................................   $ 5,000     $  4,998,833
  1.757%, 01/13/2005........................................     5,000        4,997,071
  1.740%, 01/20/2005........................................    15,000       14,986,225
  1.755%, 01/27/2005........................................     5,000        4,993,716
  1.810%, 02/03/2005........................................     5,000        4,991,704
  1.780%, 02/10/2005........................................     5,000        4,990,111
  1.850%, 02/17/2005........................................     5,000        4,987,924
  2.160%, 02/24/2005........................................     5,000        4,983,800
  2.090%, 03/03/2005........................................     5,000        4,982,293
  2.095%, 03/10/2005........................................     5,000        4,980,214
  2.110%, 03/17/2005........................................     5,000        4,978,021
  2.165%, 03/24/2005........................................     5,000        4,975,343
  2.205%, 03/31/2005........................................     5,000        4,972,744
                                                                           ------------
  Total U.S. Treasury Bills (Cost $74,817,999)..............                 74,817,999
                                                                           ------------
REPURCHASE AGREEMENTS -- 32.3%
  Morgan Stanley Repurchase Agreement 1.80%, due 01/03/05
    (dated 12/30/04; proceeds $21,604,320, collateralized by
    $15,340,000 U.S. Treasury Bonds, 12.50% due 08/15/14,
    valued at $22,037,335) (Cost $21,600,000)...............    21,600       21,600,000
  Wachovia Repurchase Agreement 1.80%, due 01/03/05 (dated
    12/30/04; proceeds $15,003,000, collateralized by
    $29,209,000 U.S. Treasury Strips, 4.93% due 05/15/18,
    valued at $15,224,987) (Cost $15,000,000)...............    15,000       15,000,000
                                                                           ------------
  Total Repurchase Agreements (Cost $36,600,000)............                 36,600,000
                                                                           ------------

See accompanying notes to financial statements.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF NET ASSETS, DECEMBER 31, 2004 (CONCLUDED)

                                                               SHARES
                                                                (000)         VALUE
                                                              ---------    ------------
SHORT-TERM INVESTMENT -- 1.7%
  BlackRock Provident Institutional Funds -- T-Fund (Cost
    $1,965,371).............................................     1,965     $  1,965,371
                                                                           ------------
TOTAL INVESTMENTS -- 100.0% (COST $113,383,370*)............                113,383,370
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)
  Dividend Payable..........................................                     (3,388)
  Accrued Administrative Expense............................                    (11,993)
  Accrued Custody Expense...................................                     (3,691)
  Accrued Transfer Agent Expense............................                    (11,040)
  Other Liabilities.........................................                    (30,058)
  Other Assets..............................................                     16,769
                                                                           ------------
                                                                                (43,401)
                                                                           ------------
NET ASSETS -- 100.0% (Equivalent to $1.00 per share based on
  113,340,367 shares of capital stock outstanding)..........               $113,339,969
                                                                           ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($113,339,969/113,340,367 shares outstanding).............               $       1.00
                                                                           ============

------------
* Aggregate cost for federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
  Interest..................................................  $1,557,261
                                                              ----------
EXPENSES:
  Investment advisory fees..................................     631,614
  Administration fees.......................................     124,305
  Transfer agent fees.......................................     162,118
  Registration and filing fees..............................      25,679
  Legal fees................................................     128,979
  Custodian fees............................................      21,934
  Printing fees.............................................      18,160
  Trustees' fees............................................      16,500
  Insurance fees............................................      14,074
  Audit fees................................................       8,800
  Miscellaneous expense.....................................       1,399
                                                              ----------
                                                               1,153,562
  Less: expenses waived and reimbursed......................    (294,476)
                                                              ----------
    Total expenses..........................................     859,086
                                                              ----------
    Net investment income...................................     698,175
                                                              ----------
Net increase in net assets resulting from operations........  $  698,175
                                                              ==========

See accompanying notes to financial statements.

THE WEISS FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                      WEISS TREASURY ONLY
                                                       MONEY MARKET FUND
                                                --------------------------------
                                                FOR THE YEAR ENDED DECEMBER 31,
                                                --------------------------------
                                                     2004              2003
                                                --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  Operations:
     Net investment income....................   $    698,175      $  1,135,187
     Net realized gain on investment
       securities.............................             --               250
                                                 ------------      ------------
     Net increase in net assets resulting from
       operations.............................        698,175         1,135,437
  Distributions:
     From net investment income ($0.01 and
       $0.00* per share, respectively)........       (698,175)       (1,135,187)
  Capital share transactions:
     Net decrease from capital share
       transactions...........................    (47,798,043)      (21,421,575)
                                                 ------------      ------------
     Total decrease in net assets.............    (47,798,043)      (21,421,325)
NET ASSETS
  Beginning of year...........................    161,138,012       182,559,337
                                                 ------------      ------------
  End of year.................................   $113,339,969      $161,138,012
                                                 ============      ============

------------
* Distributions are less than a penny per share.

See accompanying notes to financial statements.

THE WEISS FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                  WEISS TREASURY ONLY MONEY MARKET FUND
                         --------------------------------------------------------
                                     FOR THE YEAR ENDED DECEMBER 31,
                         --------------------------------------------------------
                           2004        2003        2002        2001        2000
                         --------    --------    --------    --------    --------
NET ASSET VALUE,
  BEGINNING OF YEAR:...  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                         --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income.............      0.01        0.00        0.01        0.03        0.06
                         --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
  From net investment
    income.............     (0.01)      (0.00)*     (0.01)      (0.03)      (0.06)
                         --------    --------    --------    --------    --------
NET ASSET VALUE, END OF
  YEAR:................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                         ========    ========    ========    ========    ========
TOTAL RETURN...........      0.59%       0.44%       1.14%       3.54%       5.65%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of year
  (000)................  $113,340    $161,138    $182,559    $137,136    $130,053
Ratio of expenses to
  average net
  assets(1)............      0.68%       0.65%       0.60%       0.59%       0.50%
Ratio of net investment
  income to average net
  assets(2)............      0.55%       0.46%       1.11%       3.48%       5.51%

------------
(1) Expense ratios before waivers and reimbursement of expenses for the years ended December 31, 2004, 2003, 2002, 2001 and 2000 would have been 0.91%,
    0.75%, 0.82%, 0.87%, and 0.90%, respectively.

(2) Net investment income ratios before waivers and reimbursement of expenses for the years ended December 31, 2004, 2003, 2002, 2001, and 2000 would have been 0.32%, 0.36%, 0.89%, 3.20%, and 5.11%, respectively.

* Distributions are less than a penny per share.

See accompanying notes to financial statements.

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2004

1.  FUND ORGANIZATION

The Weiss Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1995 as Weiss Treasury Fund. The Trust is a series fund that is authorized to issue shares of beneficial interest in the Weiss Treasury Only Money Market Fund (the "Fund"). The Fund commenced operations on June 28, 1996.

The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to the Fund's investment objectives and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation: The Fund's securities are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any applicable discount or premium.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily. The Fund's expenses are also accrued daily. Net investment income for the Fund consists of all interest income accrued on the Fund's assets, less accrued expenses.

Dividends and Distributions to Shareholders: Dividends from the Fund's net investment income are declared daily and paid monthly. The Fund intends to pay accrued dividends on the last business day of each month. The Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement. The tax character of all distributions paid during 2004 and 2003 was ordinary income.

Federal Income Taxes: The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. Net investment income and short-term capital gains, if any, are taxed as ordinary income. Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Such determinations may result in temporary and permanent differences between tax basis earnings and earnings reported for financial state-

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
(CONTINUED)

ment purposes. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains.

Repurchase Agreements: The Fund may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. In connection therewith, the Trust's Custodian receives and holds collateral of not less than 100.5% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral.

3. INVESTMENT MANAGER, DISTRIBUTOR, ADMINISTRATOR, AND OTHER RELATED PARTY TRANSACTIONS

Weiss Money Management, Inc. (the "Manager") serves as the Investment Manager to the Fund. Under an investment advisory agreement with the Trust, on behalf of the Fund, the Manager provides continuous advice and recommendations concerning the Fund's investments. To compensate the Manager for its services, the Fund agreed to pay monthly a fee at the annual rate of 0.50% of average daily net assets. The Manager may from time to time waive all or a portion of its fees payable by the Fund. Certain officers of the Manager serve as President, Vice President, Secretary, Treasurer and Trustee to the Trust.

Weiss Funds, Inc. (the "Distributor"), a registered broker-dealer and wholly owned subsidiary of the Manager, serves as the Trust's Distributor.

PFPC, Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, serves as the Trust's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. PFPC also serves as the Trust's Transfer Agent, dividend disbursing agent and registrar. PFPC Trust Company serves as the Custodian for the Fund's portfolio securities and cash. An officer of PFPC serves as Assistant Treasurer of the Trust.

For the period year ended December 31, 2004, the Manager contractually agreed to limit the Fund's expense ratio to 0.68% (exclusive of extraordinary and certain other expenses). In order to maintain this ratio, the Manager has waived a portion of its fees, which amounted to $294,476.

Dechert LLP serves as legal counsel to the Trust.

Each non-interested Trustee receives an annual fee of $1,500, $500 for each Board meeting attended, $250 for each Audit Committee or other meeting attended, plus reimbursement of out-of-pocket expenses for serving in that capacity. No person who is an officer, trustee, or employee of the Manager, Distributor, Administrator, or of any parent or subsidiary thereof, who serves as officer, Trustee, or employee of the Trust receives any compensation from the Trust.

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
(CONTINUED)

4.  NET ASSETS

At December 31, 2004, the Fund's net assets consisted of:

Paid in Capital.............................................  $113,340,367
Accumulated net realized loss on investments................          (398)
                                                              ------------
                                                              $113,339,969
                                                              ============

As of December 31, 2004, the components of distributable earnings on a tax basis were the same as above.

5.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest each having $0.01 par value. The Manager, in its capacity as Investment Adviser to its clients' discretionary assets, may use the Fund as an investment vehicle for its clients' cash assets. As such, there may be large fluctuations in the size of the Fund's assets based on the Manager's investment decisions. These fluctuations do not affect Fund performance.

Transactions in capital shares for the year ended December 31, 2004 and the year ended December 31, 2003, respectively, are summarized below.

                      YEAR ENDED DECEMBER 31, 2004    YEAR ENDED DECEMBER 31, 2003
                      -----------------------------  -------------------------------
                         SHARES          VALUE           SHARES           VALUE
                      -------------  --------------  --------------  ---------------
Shares Sold.........   300,661,340   $ 300,661,340    1,697,118,229  $ 1,697,118,229
Shares Reinvested...       675,818         675,818        1,112,898        1,112,898
Shares
  Repurchased.......  (349,135,201)   (349,135,201)  (1,719,652,702)  (1,719,652,702)
                      ------------   -------------   --------------  ---------------
Net Decrease........   (47,798,043)  $ (47,798,043)     (21,421,575) $   (21,421,575)
                      ============   =============   ==============  ===============

6.  CAPITAL LOSS CARRYOVER

The Fund has a capital loss carryover of $398 that expires in 2006.

THE WEISS FUND
SUPPLEMENTAL INFORMATION -- FUND MANAGEMENT
(UNAUDITED)

Information pertaining to the Trustees and officers* of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 430-9617.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS         OTHER
                                                                                                    IN FUND       TRUSTEESHIPS/
                             TERM OF OFFICE                                                         COMPLEX       DIRECTORSHIPS
NAME, (AGE), ADDRESS AND     AND LENGTH OF                  PRINCIPAL OCCUPATION(S)                 OVERSEEN         HELD BY
POSITION(S) WITH TRUST       TIME SERVED(1)                   DURING PAST 5 YEARS                  BY TRUSTEE        TRUSTEE
------------------------     --------------                 -----------------------                ----------  -------------------
----------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
 Ester S. Gordon, 62,      Trustee since       President, Esther's Natural, Inc. (November 1999 -      1              None
 7111 Fairway Drive        November 30, 1995   present) (vitamin and supplements distributor);
 Suite 102                                     Office Manager, Nutrition S'Mart (February
 Palm Beach Gardens, FL                        2001 - present) (natural food market).
 33418
 Trustee
----------------------------------------------------------------------------------------------------------------------------------
 Robert Z. Lehrer, 70,     Trustee since       President, Wyndmoor Sales Co. Inc.                      1              None
 7111 Fairway Drive        November 30, 1995   (1985 - present) (textiles).
 Suite 102
 Palm Beach Gardens, FL
 33418
 Trustee
----------------------------------------------------------------------------------------------------------------------------------
 Donald Wilk, 66,          Trustee since       President, Donald Wilk Corporation                      1              None
 7111 Fairway Drive        November 30, 1995   (1990 - present) (computer sales and credit card
 Suite 102                                     processing).
 Palm Beach Gardens, FL
 33418
 Trustee
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES(2)
----------------------------------------------------------------------------------------------------------------------------------
 Dana Nicholas, 45(3)      President since     Vice President, Weiss Group, Inc. (November 1994 -      1              None
 7111 Fairway Drive        April 30, 2004;     present); President, the Manager (October
 Suite 102                 Trustee since       2001 - May 2004); Vice President, Weiss Research,
 Palm Beach Gardens, FL    April 18, 2002;     Inc. (November 1994 - October 2001; June
 33418                     Secretary from      2004 - present).
 President and Trustee     April 18, 2002 to
                           April 30, 2004
----------------------------------------------------------------------------------------------------------------------------------
 Martin D. Weiss, 58       Trustee since       Editor of "Safe Money Report"; President, Weiss         1            Director,
 7111 Fairway Drive        November 30, 1995   Group, Inc. (1971 - present); Director, Weiss                     Weiss Research,
 Suite 102                                     Group, Inc. (1971 - March 2004); Sole Director,                        Inc.
 Palm Beach Gardens, FL                        the Manager (November 1980 - present).
 33418
 Trustee
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS         OTHER
                                                                                                    IN FUND       TRUSTEESHIPS/
                             TERM OF OFFICE                                                         COMPLEX       DIRECTORSHIPS
NAME, (AGE), ADDRESS AND     AND LENGTH OF                  PRINCIPAL OCCUPATION(S)                 OVERSEEN         HELD BY
POSITION(S) WITH TRUST       TIME SERVED(1)                   DURING PAST 5 YEARS                  BY TRUSTEE        TRUSTEE
------------------------     --------------                 -----------------------                ----------  -------------------
----------------------------------------------------------------------------------------------------------------------------------
OFFICER(S) WHO ARE NOT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
 John D. Leavitt, 47(4)    Treasurer since     Controller and Corporate Treasurer, the Manager         1               N/A
 7111 Fairway Drive        April 28, 2003,     (January 2001 - present); Director of Accounting,
 Suite 102                 Secretary since     OutSource International (November 1998 - December
 Palm Beach Gardens, FL    May 19, 2004        2000).
 33418
 Secretary and Treasurer
----------------------------------------------------------------------------------------------------------------------------------
 Charles D. Curtis, Jr.,   Assistant           Vice President and Director of Accounting, PFPC         1               N/A
 49                        Treasurer since     Inc. (1991 - present).
 103 Bellevue Parkway      December 31, 2002
 Wilmington, DE 19809
 Assistant Treasurer
----------------------------------------------------------------------------------------------------------------------------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is duly elected and qualified.

(2) Ms. Nicholas and Mr. Weiss are deemed to be "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act by virtue of their employment by the Manager.

(3) Effective February 10, 2005, Sharon A. Parker Daniels will assume the position of President of the Fund.

(4) Effective February 10, 2005, Jeffrey S. Rano will assume the position of Treasurer and Secretary of the Fund.

THE WEISS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of The Weiss Fund
Palm Beach Gardens, Florida

     We have audited the accompanying statement of net assets of Weiss Treasury Only Money Market Fund, a series of The Weiss Fund, as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Weiss Treasury Only Money Market Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker

Philadelphia, Pennsylvania
January 12, 2005

                      This page intentionally left blank.

  THE
        WEISS
         FUND

(LOGO)     WEISS TREASURY
               ONLY MONEY
              MARKET FUND

            ANNUAL REPORT
          TO SHAREHOLDERS
         DECEMBER 31,2004


Board of Trustees
     Esther S. Gordon
     Robert Z. Lehrer
     Dana Nicholas
     Martin D. Weiss
     Donald Wilk

Officers
     Dana Nicholas, President
     John D. Leavitt, Treasurer and Secretary
     Charles D. Curtis, Jr., Assistant Treasurer

Investment Manager
     Weiss Money Management, Inc.
     7111 Fairway Drive
     Suite 102
     Palm Beach Gardens, FL 33418

Administrator and Transfer Agent
     PFPC Inc.
     301 Bellevue Pkwy.
     Wilmington, DE 19809

Distributor
     Weiss Funds, Inc.
     7111 Fairway Drive
     Suite 102
     Palm Beach Gardens, FL 33418

Counsel
     Dechert LLP
     200 Clarendon Street, 27th Floor
     Boston, MA 02116

Independent Registered Public Accounting Firm
     Tait, Weller & Baker
     1818 Market Street
     Suite 2400
     Philadelphia, PA 19103-2108

This report and the financial statements contained herein are submitted for the general information of shareholders. This report is not authorized for distribution to prospective investors unless pre-ceded or accompanied by an effective prospectus.

WES0205

[WEISS FUND LOGO]

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Registrant's Board of Trustees has determined that it does not have an "audit committee financial expert" serving on its audit committee. While Registrant believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an "audit committee financial expert"; as such term is defined by the Securities and Exchange Commission.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $11,500 for 2004 and $10,500 for 2003.

Audit-Related Fees

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $0 for 2003.

Tax Fees

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2004 and $0 for 2003.

All Other Fees

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2003.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              Before any accountant, including the Accountants, is engaged by the Investment Company to render either audit or non-audit services, such engagement must be approved by the Committee, with the exception of any de minimus engagement meeting applicable requirements. In addition, the Committee must also pre-approve the engagement of any accountant, including the Accountants, by the Investment Company's investment adviser (not including a subadviser whose role is primarily portfolio management and is subcontracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser, if the engagement relates directly to the operations and financial reporting of the Investment Company, with the exception of any de minimus engagement meeting applicable requirements.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) N/A

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0% (zero).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2004 and $0 for 2003.

     (h)  Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)
          or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  The Weiss Fund
            --------------------------------------------------------------------

By (Signature and Title)*     /s/ Sharon A. Parker-Daniels
                         -------------------------------------------------------
                              Sharon A. Parker-Daniels, President
                              (principal executive officer)

Date              February 25, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Sharon A. Parker-Daniels
                         ------------------------------------------------
                              Sharon A. Parker-Daniels, President
                              (principal executive officer)

Date              February 25, 2005
    ---------------------------------------------------------------------


By (Signature and Title)*     /s/ Jeffrey S. Rano
                         ------------------------------------------------
                              Jeffrey S. Rano, Treasurer
                              (principal financial officer)

Date              February 24, 2005
    ---------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.